Preparation of Interim Financial Statements and Other Items - Share-based Compensation (Details - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Feb. 12, 2018	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation
Vesting period			2 months	2 months
Stock-based compensation expenses			$ 0.4	$ 0.4
Restricted Stock Units
Stock-based Compensation
Granted (in shares)	737,493
Grant date fair value (in dollars per share)	$ 19.00
Vesting period	3 years
Stock-based compensation expenses		$ 0.8
Unrecognized compensation cost		$ 13.2
Expected to be recognized over weighted average period		2 years 9 months 18 days